Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], Derivative Financial Instruments, Liabilities [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative, at fair value	$ (3,830)	$ (98)
Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, at fair value	(3,830)	(98)
Interest Rate Cap [Member]
Derivatives, Fair Value [Line Items]
Derivative, at fair value	$ 0